Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Small Business (Detail) - Retail [member] - Small business [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 178	$ 143	$ 177	$ 140
Provision for credit losses
Originations	8	8	17	17
Maturities	(11)	(8)	(23)	(17)
Changes in risk, parameters and exposures	8	1	14	9
Write-offs	(9)	(7)	(15)	(14)
Recoveries	3	2	5	4
Exchange rate and other	2	50	4	50
Balance at end of period	179	189	179	189
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	87	74	88	78
Provision for credit losses
Transfers to Stage 1	4	26	9	39
Transfers to Stage 2	(6)	(5)	(8)	(6)
Originations	8	8	17	17
Maturities	(6)	(5)	(11)	(11)
Changes in risk, parameters and exposures	(13)	(39)	(23)	(59)
Exchange rate and other	3	22	5	23
Balance at end of period	77	81	77	81
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	56	33	55	29
Provision for credit losses
Transfers to Stage 1	(4)	(26)	(9)	(39)
Transfers to Stage 2	6	5	8	6
Transfers to Stage 3	(1)		(2)	(1)
Maturities	(5)	(3)	(12)	(6)
Changes in risk, parameters and exposures	13	32	24	52
Exchange rate and other	1	30	2	30
Balance at end of period	66	71	66	71
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	35	36	34	33
Provision for credit losses
Transfers to Stage 3	1		2	1
Changes in risk, parameters and exposures	8	8	13	16
Write-offs	(9)	(7)	(15)	(14)
Recoveries	3	2	5	4
Exchange rate and other	(2)	(2)	(3)	(3)
Balance at end of period	$ 36	$ 37	$ 36	$ 37